INCOME TAX EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Description of profits tax rates	Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
Accumulated tax losses	$ 22,775,852	$ 21,847,422